Common Stock	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Common Stock

NOTE 13 – Common Stock

In March 2023, the Company issued 100,000 shares of Class A Common Stock as a compensation to BTIG, LLC (BTIG) for the strategic and capital markets advisory services to be provided to the Company effective on the business day following the Business Combination.

Following the Business Combination, the Company’s Class C Common Stock is subject to transfer restrictions and will automatically convert into the Company’s Class A Common Stock on the earlier to occur of (i) the 180th day following the closing of the Merger and (ii) the day that the last reported sale price of the New CXApp Class A Common Stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period following the closing of the Merger.

On September 10, 2023, the Company’s 5,487,300 shares of Class C Common Stock were automatically converted into an aggregate of 5,487,300 shares of the Company’s Class A Common Stock, par value $0.0001 per share.

In June 2024, the Company received a notice for a net exercise of 70,350 options to purchase shares of common stock resulting in the issuance of 12,570 shares of the Company’s Class A Common Stock with par value $0.0001 per share. In accordance with the terms of the Incentive Plan, 51,012 shares were withheld by the Company to cover the exercise price, and 6,768 shares were withheld in satisfaction of the taxes required to be paid in connection with the exercise.

On October 10, 2024, the Company issued 40,000 shares of the Company’s Class A Common Stock as part of the Securities Purchase Agreement. The issued shares serve as the commitment shares of the agreement.

During the year ended December 31, 2024, the Company issued 246,220 shares of Class A Common Stock, net of 69,445 shares of Class A Common Stock to cover the withholding tax, for the 315,665 vested Restricted Stock Units.

During the year ended December 31, 2024, the Company issued total of 3,695,211 shares of Class A Common Stock for paying off the promissory note and the convertible debt. See Note 9, Promissory Note and Note 12, Convertible Debt, in the accompanying notes to the consolidated financial statements for further detail.